Property, Plant and Equipment	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
As of September 30, 2016 and September 25, 2015, property, plant and equipment at cost and accumulated depreciation were as follows:

(in thousands)	September 30, 2016	September 25, 2015
Land	$12,804	$13,294
Buildings and related improvements	103,256	104,315
Machinery and equipment	245,011	231,237
Leasehold improvements	6,498	5,572
Construction in progress	6,148	10,582
Property, plant and equipment	373,717	365,000
Accumulated depreciation	(171,025)	(140,716)
Property, plant and equipment, net	$202,692	$224,284

Depreciation expense for fiscal years ended September 30, 2016, September 25, 2015 and September 26, 2014 totaled $32,779, $37,362 and $37,837, respectively.